PACIFIC SELECT SEPARATE ACCOUNT

The 2015 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015

Variable Accounts	Underlying Portfolios	Shares	Cost	Value

	Pacific Select Fund
High Yield Bond	High Yield Bond Class I *	51,869	$323,551	$335,748

Inflation Managed	Inflation Managed Class I *	68,962	764,962	667,609

Managed Bond	Managed Bond Class I *	79,971	904,595	948,574

Equity Index	Equity Index Class I *	30,993	867,462	1,437,612

Growth	Growth Class I *	14,199	193,556	298,196

Main Street® Core	Main Street Core Class I *	9,140	192,622	270,131

Small-Cap Growth	Small-Cap Growth Class I *	612	7,958	7,313

Small-Cap Index	Small-Cap Index Class I *	49,564	500,343	844,461

Emerging Markets	Emerging Markets Class I *	29,993	450,690	389,748

International Value	International Value Class I *	50,944	631,012	523,886

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	164,485	164,485	164,485

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2015

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core

ASSETS
Investments in mutual funds, at value	$335,748	$667,609	$948,574	$1,437,612	$298,196	$270,131

Total Assets	335,748	667,609	948,574	1,437,612	298,196	270,131

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	161	137	442	763	167	236

Mortality and expense risk fees	202	397	565	857	178	163

Total Liabilities	363	534	1,007	1,620	345	399

NET ASSETS	$335,385	$667,075	$947,567	$1,435,992	$297,851	$269,732

Units Outstanding	6,514	14,002	17,005	19,805	4,389	3,524

Accumulation Unit Value	$51.49	$47.64	$55.72	$72.51	$67.86	$76.53

Cost of Investments	$323,551	$764,962	$904,595	$867,462	$193,556	$192,622

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Government Money Market Service Class

ASSETS
Investments in mutual funds, at value	$7,313	$844,461	$389,748	$523,886	$164,485

Receivables:
Due from Pacific Life Insurance Company	-	-	-	200	-

Total Assets	7,313	844,461	389,748	524,086	164,485

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	21	442	6	-	5

Mortality and expense risk fees	4	508	233	313	98

Total Liabilities	25	950	239	313	103

NET ASSETS	$7,288	$843,511	$389,509	$523,773	$164,382

Units Outstanding	443	40,568	13,005	21,434	16,655

Accumulation Unit Value	$16.44	$20.79	$29.95	$24.44	$9.87

Cost of Investments	$7,958	$500,343	$450,690	$631,012	$164,485

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

	Variable Accounts
	High Yield	Inflation	Managed	Equity		Main Street
	Bond	Managed	Bond	Index	Growth	Core

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-

EXPENSES
Mortality and expense risk fees	2,984	4,574	6,648	10,462	2,173	1,608

Net Investment Income (Loss)	(2,984)	(4,574)	(6,648)	(10,462)	(2,173)	(1,608)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,155	(2,900)	3,388	48,658	894	11,901

Capital gains distributions (1)	-	-	-	-	-	-

Realized Gain (Loss) on Investments	10,155	(2,900)	3,388	48,658	894	11,901

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(25,981)	(17,571)	1,301	(31,532)	20,831	(4,544)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($18,810)	($25,045)	($1,959)	$6,664	$19,552	$5,749

	Small-Cap Growth	Small-Cap Index	Emerging Markets	International Value	Fidelity VIP Government Money Market Service Class

INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$12

EXPENSES
Mortality and expense risk fees	82	6,423	3,158	4,025	930

Net Investment Income (Loss)	(82)	(6,423)	(3,158)	(4,025)	(918)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,257	13,373	1,255	(25,455)	-

Capital gains distributions (1)	-	-	-	-	-

Realized Gain (Loss) on Investments	4,257	13,373	1,255	(25,455)	-

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,539)	(57,673)	(67,572)	10,550	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($364)	($50,723)	($69,475)	($18,930)	($918)

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,984)	($2,997)	($4,574)	($4,703)	($6,648)	($6,573)

Realized gain (loss) on investments	10,155	2,204	(2,900)	(7,978)	3,388	6,148

Change in net unrealized appreciation (depreciation) on investments	(25,981)	(746)	(17,571)	28,857	1,301	35,096

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,810)	(1,539)	(25,045)	16,176	(1,959)	34,671

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(44,457)	10,399	52,529	(36,447)	57,176	(106,465)

Policy maintenance charges	(4,876)	(4,707)	(4,652)	(4,973)	(7,549)	(7,910)

Policy benefits and terminations	(20,594)	(1,376)	(6,675)	(1,148)	(28,549)	-

Policy loans and loan repayments (1)	8,395	(1,931)	(3,088)	(3,069)	13,664	(3,908)

Other (1)	45	(6)	97	(25)	(18)	(53)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(61,487)	2,379	38,211	(45,662)	34,724	(118,336)

NET INCREASE (DECREASE) IN NET ASSETS	(80,297)	840	13,166	(29,486)	32,765	(83,665)

NET ASSETS
Beginning of Year	415,682	414,842	653,909	683,395	914,802	998,467

End of Year	$335,385	$415,682	$667,075	$653,909	$947,567	$914,802

	Equity Index		Growth		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($10,462)	($9,664)	($2,173)	($1,996)	($1,608)	($1,698)

Realized gain (loss) on investments	48,658	9,206	894	(713)	11,901	11,095

Change in net unrealized appreciation (depreciation) on investments	(31,532)	166,911	20,831	25,295	(4,544)	14,352

Net Increase (Decrease) in Net Assets Resulting from Operations	6,664	166,453	19,552	22,586	5,749	23,749

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(15,647)	38,878	(9,824)	1,106	27,190	(15,662)

Policy maintenance charges	(7,559)	(7,412)	(1,550)	(1,403)	(1,773)	(1,996)

Policy benefits and terminations	(37,096)	-	(15,661)	-	-	-

Policy loans and loan repayments (1)	7,316	(5,001)	6,302	(1,136)	(840)	(1,830)

Other (1)	536	(34)	382	(30)	(14)	(44)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(52,450)	26,231	(20,351)	(1,463)	24,563	(19,532)

NET INCREASE (DECREASE) IN NET ASSETS	(45,786)	192,684	(799)	21,123	30,312	4,217

NET ASSETS
Beginning of Year	1,481,778	1,289,094	298,650	277,527	239,420	235,203

End of Year	$1,435,992	$1,481,778	$297,851	$298,650	$269,732	$239,420

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2015	2014	2015	2014	2015	2014

	Small-Cap Growth		Small-Cap Index		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($82)	($203)	($6,423)	($6,156)	($3,158)	($3,599)

Realized gain (loss) on investments	4,257	55	13,373	4,216	1,255	3,595

Change in net unrealized appreciation (depreciation) on investments	(4,539)	(10)	(57,673)	34,685	(67,572)	(28,302)

Net Increase (Decrease) in Net Assets Resulting from Operations	(364)	(158)	(50,723)	32,745	(69,475)	(28,306)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	(24,886)	13,218	11,491	8,364	(11,385)	(4,976)

Policy maintenance charges	(79)	(265)	(7,545)	(7,416)	(2,697)	(3,453)

Policy benefits and terminations	-	-	(22,194)	(1,893)	(9,961)	-

Policy loans and loan repayments (1)	(135)	(103)	1,684	(5,320)	4,161	(3,970)

Other (1)	3	(1)	511	(62)	66	27

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(25,097)	12,849	(16,053)	(6,327)	(19,816)	(12,372)

NET INCREASE (DECREASE) IN NET ASSETS	(25,461)	12,691	(66,776)	26,418	(89,291)	(40,678)

NET ASSETS
Beginning of Year	32,749	20,058	910,287	883,869	478,800	519,478

End of Year	$7,288	$32,749	$843,511	$910,287	$389,509	$478,800

			Fidelity VIP Government
	International Value		Money Market Service Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($4,025)	($4,177)	($918)	($1,028)

Realized gain (loss) on investments	(25,455)	(6,956)	-	-

Change in net unrealized appreciation (depreciation) on investments	10,550	(56,641)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,930)	(67,774)	(918)	(1,028)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable and fixed accounts, net	13,157	(10,394)	(55,343)	224,123

Policy maintenance charges	(3,300)	(3,879)	(1,406)	(1,440)

Policy benefits and terminations	(13,239)	-	(4,864)	(82)

Policy loans and loan repayments (1)	3,587	(4,442)	3,631	1,713

Other (1)	248	18	-	(4)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	453	(18,697)	(57,982)	224,310

NET INCREASE (DECREASE) IN NET ASSETS	(18,477)	(86,471)	(58,900)	223,282

NET ASSETS
Beginning of Year or Period	542,250	628,721	223,282	-

End of Year or Period	$523,773	$542,250	$164,382	$223,282

(1) Certain prior year numbers have been reclassified to conform to the current year presentation.

(2) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
High Yield Bond
2015	$51.49	6,514	$335,385	0.00%	0.70%	(5.30%)
2014	54.37	7,645	415,682	0.00%	0.70%	(0.33%)
2013	54.55	7,605	414,842	0.00%	0.70%	6.50%
2012	51.22	8,064	413,065	7.09%	0.70%	14.49%
2011	44.74	7,961	356,170	11.34%	0.70%	2.70%
Inflation Managed
2015	$47.64	14,002	$667,075	0.00%	0.70%	(3.74%)
2014	49.49	13,213	653,909	0.00%	0.70%	2.39%
2013	48.33	14,139	683,395	0.00%	0.70%	(9.55%)
2012	53.44	14,779	789,760	2.30%	0.70%	9.10%
2011	48.98	15,816	774,736	6.24%	0.70%	11.07%
Managed Bond
2015	$55.72	17,005	$947,567	0.00%	0.70%	(0.14%)
2014	55.80	16,394	914,802	0.00%	0.70%	3.70%
2013	53.81	18,556	998,467	0.00%	0.70%	(2.89%)
2012	55.41	18,820	1,042,810	5.06%	0.70%	9.95%
2011	50.40	19,757	995,693	6.21%	0.70%	3.12%
Equity Index
2015	$72.51	19,805	$1,435,992	0.00%	0.70%	0.43%
2014	72.19	20,525	1,481,778	0.00%	0.70%	12.59%
2013	64.12	20,105	1,289,094	0.00%	0.70%	31.00%
2012	48.95	21,961	1,074,896	2.38%	0.70%	14.96%
2011	42.58	22,895	974,800	3.05%	0.70%	1.11%
Growth
2015	$67.86	4,389	$297,851	0.00%	0.70%	6.71%
2014	63.59	4,696	298,650	0.00%	0.70%	8.12%
2013	58.82	4,718	277,527	0.00%	0.70%	33.27%
2012	44.13	8,160	360,133	0.92%	0.70%	17.41%
2011	37.59	8,228	309,290	1.07%	0.70%	(6.71%)
Main Street Core
2015	$76.53	3,524	$269,732	0.00%	0.70%	2.63%
2014	74.57	3,211	239,420	0.00%	0.70%	10.04%
2013	67.76	3,471	235,203	0.00%	0.70%	30.85%
2012	51.79	8,904	461,105	1.00%	0.70%	16.20%
2011	44.57	10,003	445,816	1.28%	0.70%	(0.22%)
Small-Cap Growth
2015	$16.44	443	$7,288	0.00%	0.70%	(8.99%)
2014	18.06	1,813	32,749	0.00%	0.70%	(0.33%)
2013	18.12	1,107	20,058	0.00%	0.70%	32.94%
2012	13.63	1,408	19,197	0.07%	0.70%	12.08%
2011	12.16	2,629	31,977	0.00%	0.70%	(3.77%)
Small-Cap Index
2015	$20.79	40,568	$843,511	0.00%	0.70%	(5.59%)
2014	22.02	41,333	910,287	0.00%	0.70%	3.66%
2013	21.25	41,602	883,869	0.00%	0.70%	37.31%
2012	15.47	46,355	717,240	1.05%	0.70%	15.32%
2011	13.42	51,912	696,514	0.64%	0.70%	(5.17%)
Emerging Markets
2015	$29.95	13,005	$389,509	0.00%	0.70%	(14.65%)
2014	35.09	13,645	478,800	0.00%	0.70%	(5.66%)
2013	37.19	13,967	519,478	0.00%	0.70%	7.99%
2012	34.44	14,159	487,663	0.76%	0.70%	20.67%
2011	28.54	15,765	449,951	2.23%	0.70%	(18.54%)
International Value
2015	$24.44	21,434	$523,773	0.00%	0.70%	(3.31%)
2014	25.27	21,454	542,250	0.00%	0.70%	(11.17%)
2013	28.45	22,097	628,721	0.00%	0.70%	20.83%
2012	23.55	24,847	585,055	3.49%	0.70%	16.99%
2011	20.13	25,462	512,465	8.99%	0.70%	(13.51%)
Fidelity VIP Government Money Market Service Class
2015	$9.87	16,655	$164,382	0.01%	0.70%	(0.69%)
04/30/2014 - 12/31/2014	9.94	22,468	223,282	0.01%	0.70%	(0.46%)

See Notes to Financial Statements	6	See explanation of references on page 7

PACIFIC SELECT SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on page 6

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized policy fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E fees assessed through the daily AUV calculation. These charges are assessed at an annual rate of 0.70% of the average daily net assets of each variable account as discussed in Note 4 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or policy level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Pacific Select Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2015 is comprised of eleven subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts, as presented in the Schedule of Investments on page 1 of this brochure, invest in the corresponding portfolios (each a “Portfolio” and collectively the “Portfolios”) of Pacific Select Fund (See Note 4) and Fidelity Variable Insurance Products Funds (collectively, the “Funds”).

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Fidelity VIP Government Money Market Service Class Variable Account and Portfolio were formerly named Fidelity VIP Money Market Service Class Variable Account and Portfolio, respectively.

On April 30, 2014, the net assets of the Pacific Select Fund’s Cash Management Portfolio Class I, the underlying Portfolio for the Cash Management Variable Account, were transferred to the Fidelity VIP Government Money Market Portfolio Service Class, the underlying Portfolio for the Fidelity VIP Government Money Market Service Class Variable Account through a liquidation and plan of substitution (the “Substitution”). In connection with the Substitution, any units that remained in the Cash Management Variable Account after the close of business on April 30, 2014 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the Fidelity VIP Government Money Market Portfolio and Cash Management Portfolio, as of the close of business on April 30, 2014. The Cash Management Variable Account is not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds modified single premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gains distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gains distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. Therefore, no dividends and capital gains distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2015.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for the mortality and expense risks Pacific Life assumes at an annual rate of 0.70% of the average daily net assets of each Variable Account. The mortality and expense risk fees are included in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than predicted, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the fees and charges assessed against the policies.

The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. These fees are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and cost of insurance and charges for riders are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, any other taxes that might be imposed, and to compensate Pacific Life for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of each Variable Account (except for the Fidelity VIP Government Money Market Service Class Variable Account) invest in Class I shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2015, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 0.80%, which are based on an annual percentage of average daily net assets of the Portfolios, and PSD received a service fee of 0.20% on Class I shares only, which is based on an annual percentage of average daily net assets of the Portfolios.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

Variable Accounts	Purchases	Sales
High Yield Bond	$30,117	$94,678
Inflation Managed	52,621	19,017
Managed Bond	67,973	39,900
Equity Index	46,482	109,460
Growth	15,145	37,654
Main Street Core	56,891	33,911

Variable Accounts	Purchases	Sales
Small-Cap Growth	$-	$25,199
Small-Cap Index	33,595	56,195
Emerging Markets	13,672	36,785
International Value	40,142	43,746
Fidelity VIP Government Money Market Service Class	61,456	120,398

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings
Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2015, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2015 and 2014 were as follows:

	2015			2014
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

High Yield Bond	712	(1,843)	(1,131)	328	(288)	40
Inflation Managed	1,090	(301)	789	59	(985)	(926)
Managed Bond	1,443	(832)	611	55	(2,217)	(2,162)
Equity Index	754	(1,474)	(720)	605	(185)	420
Growth	327	(634)	(307)	66	(88)	(22)
Main Street Core	750	(437)	313	190	(450)	(260)
Small-Cap Growth	-	(1,370)	(1,370)	767	(61)	706
Small-Cap Index	1,628	(2,393)	(765)	840	(1,109)	(269)
Emerging Markets	586	(1,226)	(640)	90	(412)	(322)
International Value	1,729	(1,749)	(20)	371	(1,014)	(643)
Fidelity VIP Government Money Market Service Class (1)	6,586	(12,399)	(5,813)	22,779	(311)	22,468

(1) Operations commenced during 2014 (See Financial Highlights for commencement date of operations).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of High Yield Bond, Inflation Managed, Managed Bond, Equity Index, Growth, Main Street® Core, Small-Cap Growth, Small-Cap Index, Emerging Markets, International Value, and Fidelity® VIP Government Money Market Service Class (formerly named Fidelity VIP Money Market Service Class) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2015, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2015 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account of Pacific Life Insurance Company as of December 31, 2015, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 26, 2016

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report as of December 31, 2015 for:

• Pacific Select Separate Account of Pacific Life Insurance Company

Form No.	15-21492-17